Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates

A. Use of estimates:

The preparation of Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Financial Statements, and the reported amounts of expenses during the reporting period.

Items subject to such estimates and assumptions include:

●	stock-based compensation expense;
●	fair value financial liabilities;
●	recognition, measurement, and disclosure of contingent liabilities;
●	Interest rate used for lease liability measurement.

As of the date of issuance of the Financial Statements, the Company is not aware of any material specific events or circumstances that would require it to update its estimates, judgments, or to revise the carrying values of its assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the Financial Statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the Company’s Financial Statements.

Foreign Currency

B. Foreign Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“USD”). The Company’s funding and expected revenues are mostly in USD. Thus, the functional currency of the Company is in USD.

Transactions and balances originally denominated in USD are presented at their original amounts. Balances in non-USD currencies are translated into USD using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-USD transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) – historical exchange rates. Currency transaction gains and losses are presented in financial expenses (income), net as appropriate. The functional currency of the Company is USD.

Property, Plant, and Equipment

C. Property, Plant, and Equipment

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

Annual rates of depreciation are as follows:

%
Computers	33
Research and development equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10

Inventory

D. Inventory

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any.

The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory has been established.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

Leases

E. Leases

The Company implemented Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements as of such date. The Company leases office space and vehicles under operating leases.

Arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.

The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate. The Incremental Borrowing Rate applied was 11.27%. Right-of-use assets were measured at an amount equal to the lease liability.

For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Revenue recognition

F. Revenue recognition

The Company’s revenues are measured according to Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Revenue from product sales is recognized when control of the goods transferred to the customer, which is generally upon shipment, unless contractual terms indicate otherwise.

The Company applies the five-step model under ASC 606:

(i)	identify the contract with a customer;
(ii)	identify the performance obligations in the contract;
(iii)	determine the transaction price;
(iv)	allocate the transaction price to the performance obligations; and
(v)	recognize revenue when (or as) performance obligations are satisfied.

Standard product warranties that provide assurance that the product complies with agreed specifications do not represent a separate performance obligation and are accounted for under ASC 460.

Determining whether the Company acts as a principal or as an agent in the purchase and sale of machines requires significant judgment. While none of the evaluated factors are independently determinative, after analyzing the guidance under ASC 606 for principal versus agent considerations, the Company concluded that it is acting as an agent in these transactions. As such, revenues are presented on a net basis. This conclusion is based on the contractual relationships involved and the manner in which business is conducted, indicating that the Company does not control the machines before they are transferred to the end customer. In addition, the Company does not bear significant inventory or credit risk.

Furthermore, the Company accounts for variable consideration related to discounts and rights of return in accordance with ASC 606. Given the Company's role as an agent, it does not bear the primary obligation for machine performance or the ultimate risk of product returns. Accordingly, the Company recognizes net revenue only to the extent that it is probable that a significant reversal of cumulative revenue will not occur. Estimates for returns and discounts will be recognized as a reduction of the net commission at the time of sale, once the Company has established sales and sufficient historical data to provide a basis for such estimates.

Cost of revenues

G. Cost of revenues

Cost of revenues consists of products purchased from sub-contractors, raw materials, shipping and handling costs to customers, salary, employee-related expenses, depreciation, royalties to the Israeli Innovation Authority (“IIA”), provision for assurance and overhead expenses.

Cost of revenues are expensed commensurate with the recognition of the respective revenues.

Research and Development Costs	H. Research and Development Costs. Research and development expenses consist primarily of payroll, payroll related expenses, subcontractors, and materials. Costs are expensed as incurred.
Government Grants

I. Government Grants

The Company receives royalty-bearing grants from the IIA for approved research and development projects Under Israeli law, royalties on the revenues derived from products and services developed using such grants, are payable to the Israeli Government.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bear interest of the Secured Overnight Financing Rate (“SOFR”) per year (SOFR is a benchmark interest rate which replaced LIBOR).

The amounts of grants received and recorded into income should be disclosed for each period presented. The research and development grants are presented in the statement of operations as an offset to related research and development expenses. Companies are required to pay royalties in connection with such grants at specified rates, up to the total dollar-linked amount of such grants. research and development (“R&D”). As of December 31, 2025, the Company generated sales in the amount of $288 and paid royalties in the amount of $9.

No liability was recorded in these Financial Statements.

Finance Income and Expenses

J. Finance Income and Expenses.

Finance income is composed of interest on deposits and revaluation of financial liabilities at fair value, while finance expenses are composed of the revaluation of certain financial liabilities at fair value, bank charges and net currency exchange rates differences.

Current Taxes

K. Current Taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years. The Company has no tax liability due to its carry forward losses.

Share-Based Compensation

L. Share-Based Compensation.

Share-based compensation expenses related to employees, directors and subcontractors’ options or restricted share units (“RSU”) which recognized based on their fair value, which is based on the fair value of the underlying Ordinary Shares as to the de-minimis exercise price using the graded vesting method.

The Company recognizes compensation expense for grants of share-based awards to its employees based on the estimated fair value on the grant date. Compensation cost for awards is recognized over the requisite service period, which approximates the vesting period. Share-based compensation is included in research and development, selling and marketing and general and administrative expenses. Forfeitures of equity grants are recognized as incurred.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued.

Warrants and Pre-Funded Warrants

M. Warrants and Pre-Funded Warrants

The Company issues warrants and pre-funded warrants as part of its financing activities or compensation arrangements. Warrants are derivative financial instruments that entitle the holder to purchase a specified number of the Company’s Ordinary Shares at a predetermined exercise price. Warrants and pre-funded warrants issued by the Company may have various terms, including expiration dates, exercise prices, and conditions.

The Company classifies warrants as either equity or liabilities upon issuance, based on specific terms and conditions and in accordance with Accounting Standard Codification (“ASC”) 815, Derivatives and Hedging. Warrants and pre-funded warrants are classified as equity if they meet the criteria for equity classification outlined in ASC 815-40. Otherwise, warrants are classified as liabilities.

Severance

N. Severance

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company’s pension and severance pay liabilities are covered mainly by insurance policies. Pursuant to section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 relieve the Company from any future severance payments in respect of those employees and, as such, the Company may only utilize the insurance policies for the purpose of paying severance pay.

Basic and Diluted Loss Per Share

O. Basic and Diluted Loss Per Share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of Ordinary Shares and pre-funded warrants outstanding during the financial year, adjusted for Ordinary Shares and pre-funded warrants issued during the year, if applicable.

Fair Value Measurements

P. Fair Value Measurements

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 – pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

Equity Line Financing Arrangements- The Company may enter into standby equity purchase agreements or similar equity line financing arrangements with third-party investors. For example, on December 12, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with Yorkville pursuant to which the Company has the right to sell to Yorkville up to $25,000 of Ordinary Shares, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA. Under such arrangements, the Company has the right, but not the obligation, to require the investor to purchase shares of the Company’s Ordinary Shares from time to time, subject to certain conditions and limitations, up to a specified maximum commitment amount during the term of the agreement.

The Company evaluates these arrangements under ASC 480, “Distinguishing Liabilities from Equity”, and ASC 815, “Derivatives and Hedging,” (“ASC 815”) to determine whether any component of the arrangement should be classified as a liability or as a derivative instrument.

To the extent that the Company maintains the discretion to initiate drawdowns and settlement occurs through the issuance of the Company’s Ordinary Shares in exchange for cash, the issuance of shares under the agreement is accounted for as an equity transaction. Proceeds received upon the issuance of shares are recorded within stockholders’ equity, typically as Ordinary Shares and additional paid-in capital.

Shares issued to the investor as commitment shares at the inception of the agreement are generally accounted for as equity issuance costs associated with establishing the equity facility. The fair value of the commitment shares on the grant date is recognized as a reduction to additional paid-in capital, consistent with the accounting for costs incurred in connection with raising equity capital.

When shares are issued in connection with drawdowns under the facility, the Company records the gross proceeds received as an increase to stockholders’ equity. Any issuance costs directly attributable to the specific drawdown are recorded as a reduction to additional paid-in capital.

The Company also evaluates whether any features embedded within the arrangement meet the definition of a freestanding or embedded derivative under ASC 815. If such features do not qualify for equity classification, they are recognized as derivative instruments and measured at fair value, with subsequent changes in fair value recognized in the statement of operations.

As of the December 31, 2025, the Company has not sold any Ordinary Shares pursuant to the SEPA, and therefore all issuance expenses were recorded as financial expenses.

Concentration of Credit Risk

Q. Concentration of Credit Risk

The Company maintains certain cash balances in a well-known Israeli banks and U.S based banks.

Part of the Company’s operating expenses are denominated in New Israeli Shekel (“NIS”), and therefore, subject to foreign currency risk.

Cash and Cash Equivalent

R. Cash and Cash Equivalent

Cash equivalents are highly liquid investments that are readily convertible into cash, typically with an original maturity of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Restricted cash consists of funds that are contractually restricted to bank guarantee due to rental agreements. The Company has presented restricted cash separately from cash and cash equivalents in the balance sheets.

Bank deposits with maturities of more than three months, but less than one year, and which are not restricted are included in short-term deposits. Such deposits are stated at cost which approximates market value. As of December 31, 2025, the Company had no short-term deposits, and as of December 31, 2024 the Company had short-term deposits in the amounts of $0.7 million.

Segment Information

S. Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying Financial Statements for the purposes of making operating decisions, assessing financial performance, and allocating resources.

New accounting Pronouncements

T. New accounting Pronouncements

Accounting Standards Issued and Not Yet Adopted in 2025

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires the disaggregation of certain expense captions into specified categories in disclosures within the notes to the consolidated financial statements to provide enhanced transparency into the expense captions presented on the face of the statement of income and comprehensive income. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted, and may be applied either prospectively or retrospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its related disclosures.

In November 2024, the FASB issued ASU 2024-04, Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”). This new guidance is intended to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible. ASU 2024-04 is effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The Company does not plan to early adopt this standard. The Company is currently evaluating the effect of adoption of this standard on its consolidated financial statements and disclosures.

In November 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides comprehensive guidance on the recognition, measurement, and presentation of government grants. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its accounting for government assistance arrangements.

Newly issued and recently adopted accounting pronouncements:

Emerging growth company:

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU will be effective for fiscal years beginning after December 15, 2025, and allows adoption on a prospective basis, with a retrospective option.